Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Medical devices	$ 2,924	$ 1,612	$ 566
Engineering services	2,403	1,690	2,140
Total revenue	5,327	3,302	2,706
Cost of revenue:
Cost of medical devices	2,048	1,461	553
Cost of engineering services	1,720	1,254	1,783
Total cost of revenue	3,768	2,715	2,336
Gross profit	1,559	587	370
Operating expenses:
Sales and marketing	7,085	4,291	5,926
Research and development	3,868	2,677	4,304
General and administrative	7,400	3,913	4,381
Total operating expenses	18,353	10,881	14,611
Loss from operations	(16,794)	(10,294)	(14,241)
Other income (expense):
Interest expense	(435)	(1,726)	(736)
Gain (loss) on warrant liability	(16,485)	186	17
Interest income	6	5	11
Other expense, net	(61)	(58)	(93)
Total other income (expense), net	(16,975)	(1,593)	(801)
Net loss	$ (33,769)	$ (11,887)	$ (15,042)
Basic and diluted net loss per share	$ (0.43)	$ (0.57)	$ (0.75)
Shares used to compute basic and diluted net loss per share	78,264,040	20,977,177	20,167,662